Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Allowance for Credit Losses and Doubtful Accounts Receivable [Roll Forward]
Beginning of period	$ (44)	$ (33)	$ (35)	$ (33)
Credit loss expensed	(5)	(4)	(14)	(9)
Credit loss deferred	(8)		(8)
Write-offs, net of recoveries	3	4	6	8
Foreign exchange	1	0	(2)	1
End of period	$ (53)	$ (33)	$ (53)	$ (33)